Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) $ in Thousands	Issued capital [member] USD ($) shares	Capital reserve [member] USD ($)	Accumulated other comprehensive income [member] USD ($)	Transactions with non controlling parties [member] USD ($)	Retained earnings [member] USD ($)	Non-controlling interests [member] USD ($)	USD ($) shares
Balance at Dec. 31, 2023	$ 55,485	$ 30,863	$ (1,330)	$ 927	$ (83,456)	$ (4,798)	$ (2,309)
Balance, shares at Dec. 31, 2023 | shares	15,359,799
IfrsStatementLineItems [Line Items]
Net loss for the period					(5,618)	(1,485)	(7,103)	[1]
Adjustments arising from translating financial statements of foreign operations			(640)				(640)
Net comprehensive loss for the period			(640)		(5,618)	(1,485)	(7,743)
Issuance of shares in January private placement	$ 2,022						2,022
Issuance of shares in January private placement, shares | shares	1,122,521
Exercise of RSUs (note 6(f))
Exercise of RSUs, shares | shares	324,668
Share based compensation (note 7(b))	$ 1,707						1,707
Issuance of shares in April 2024 private placement (note 6(b))	$ 3,318						3,318
Issuance of shares in April 2024 private placement (note 5(b)), shares | shares	4,085,976
Issuance of shares in August 2024 private placement (note 6(c))	$ 2,502						2,502
Issuance of shares in August 2024 private placement (note 5(c)), shares | shares	1,839,554
Balance at Sep. 30, 2024	$ 65,033	30,863	(1,970)	927	(89,074)	(6,283)	(504)
Balance, shares at Sep. 30, 2024 | shares	22,732,518
Balance at Dec. 31, 2024	$ 83,120	30,863	(549)	927	(100,452)	(7,065)	6,844
Balance, shares at Dec. 31, 2024 | shares	29,590,297
IfrsStatementLineItems [Line Items]
Net loss for the period					(20,241)	(503)	(20,744)
Adjustments arising from translating financial statements of foreign operations			(760)				(760)
Net comprehensive loss for the period			(760)		(20,241)	(503)	(21,504)
Issuance of shares in January private placement	$ 27,395						27,395
Issuance of shares in January private placement, shares | shares	4,748,150
Issuance of shares in September 2025 private placement (note 6(e))	$ 39,888						39,888
Issuance of shares in January 2025 private placement (note 4(c)), shares | shares	5,625,000
Transactions with non-controlling interests	$ (8,117)					6,267	(1,850)
Exercise of RSUs (note 6(f))
Exercise of RSUs, shares | shares	219,667
Exercise of warrants (note 6(i))	$ 12,536	(1,269)					11,267
Exercise of warrants (note 4(g)), shares | shares	1,509,857
Exercise of options (note 6(h))	$ 548						$ 548
Exercise of options (note 4(f)), shares | shares	225,332						225,332
Share based compensation (note 7(b))	$ 8,675						$ 8,675
Share based compensation (note 5(b)), shares | shares	5,000
Balance at Sep. 30, 2025	$ 164,045	$ 29,954	$ (1,309)	$ 927	$ (120,693)	$ (1,301)	$ 71,263
Balance, shares at Sep. 30, 2025 | shares	41,923,303

[1]	Reclassified due to discontinued operations.